Leuthold Core ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 81.83%
Exchange Traded Funds - 81.83%
Communication Services Select Sector SPDR Fund	10,132	$547,533
Consumer Discretionary Select Sector SPDR Fund	2,844	363,207
Financial Select Sector SPDR Fund	17,627	407,889
Health Care Select Sector SPDR Fund	1,772	177,324
Invesco CurrencyShares British Pound Sterling Trust (a)	180	21,596
Invesco CurrencyShares Euro Currency Trust (a)	1,180	125,068
Invesco CurrencyShares Japanese Yen Trust (a)	1,180	103,498
iShares Core MSCI Emerging Markets ETF	3,000	142,800
iShares Gold Trust (a)	18,597	315,963
iShares iBoxx $ Investment Grade Corporate Bond ETF	943	126,834
iShares Intermediate-Term Corporate Bond ETF	2,365	142,799
iShares MBS ETF	1,331	147,342
iShares MSCI Global Gold Miners ETF	2,114	63,843
iShares Nasdaq Biotechnology ETF	1,772	242,215
iShares U.S. Healthcare Providers ETF	1,342	259,019
iShares U.S. Home Construction ETF	3,572	157,704
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1,440	131,803
SPDR Bloomberg Barclays International Corporate Bond ETF	1,815	61,020
SPDR Bloomberg Barclays International Treasury Bond ETF	10,095	291,846
SPDR S&P Retail ETF	1,101	47,211
SPDR S&P Semiconductor ETF	1,394	155,975
Technology Select Sector SPDR Fund	9,862	1,030,480
VanEck Vectors Pharmaceutical ETF	1,655	103,047
TOTAL INVESTMENT COMPANIES (Cost $5,020,110)		$5,166,016

SHORT-TERM INVESTMENTS - 16.86%
Money Market Funds - 16.86%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.060% (b)	1,064,547	$1,064,547
TOTAL SHORT-TERM INVESTMENTS (Cost $1,064,547)		$1,064,547

Total Investments (Cost $6,084,657) - 98.69%		$6,230,563
Other Assets in Excess of Liabilities - 1.31%		82,912
TOTAL NET ASSETS - 100.00%		$6,313,475

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day effective yield as of June 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core ETF
Schedule of Futures Contracts
June 30, 2020 (Unaudited)

The Leuthold Core ETF had the following futures contracts outstanding with Macquarie Capital.

	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
Micro E-Mini S&P 500 Index Futures (6/20)	43	$649,871	$(14,513)	$664,393

Leuthold Core ETF

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,166,016	$–	$–	$5,166,016
Money Market Funds	1,064,547	-	-	1,064,547
Total Investments in Securities	$6,230,563	$–	$–	$6,230,563

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Short Index Futures	$(14,513)	$–	$–	$(14,513)
Total Other Financial Instruments (a)	$(14,513)	$–	$–	$(14,513)

The Fund did not invest in any Level 3 securities during the period.

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.